Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party balances and transactions [abstract]
Transactions between related parties
Names of related parties	Nature of relationship

Huaneng Group	Ultimate parent company
HIPDC	Parent company
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group*
Huaneng Property Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Xi'an Thermal and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center	A subsidiary of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd.and its subsidiaries	Subsidiaries of Huaneng Group
Alltrust Insurance Co., Ltd.	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Group Clean Energy Technology Research Institute Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Carbon Assets Management Company Limited	A subsidiary of Huaneng Group
Huaneng Group Hong Kong Limited Company	A subsidiary of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries	Subsidiaries of Huaneng Group
Changping Huaneng Training Center	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co.,Ltd.	A subsidiary of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Great Wall Securities Co., Ltd. ("Great Wall Securities")	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd.	A subsidiary of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xining Power Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Integrated Industries Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd.	A subsidiary of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries	Subsidiaries of Huaneng Group
Huaneng Capital Services Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Shaanxi Qinling Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Ningxia Daba Power Generation Co., Ltd.	A subsidiary of Huaneng Group
Huaneng Shandong Shidao Bay Nuclear Power Co., Ltd.	A subsidiary of Huaneng Group
Huangtai #8 Power Plant	An investee with significant influence
Shanghai Time Shipping	A joint venture of the Company
Jiangsu Nantong Power	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company	A joint venture of the Company
Luyi Power	A joint venture of the Company
Ruyi (Hong Kong) Energy and its subsidiaries	Joint ventures of the Company
Suzhou Sugao Renewables Service Co. Ltd.	A joint venture of the Company
Liaocheng Luxi Fuel Co., Ltd.Company	An associate of the Company
Zhengzhou Airport Xinggang Power Co., Ltd.	An associate of the Company

Names of related parties	Nature of relationship

Chongqing Huaneng Lime Company Limited	An associate of the Company
Hainan Nuclear	An associate of the Company
Sichuan Hydropower	An associate of the Company and also a subsidiary of Huaneng Group
Hanfeng Power	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Xiapu Nuclear Power Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjing) Coal Gasification Power Generation Co., Ltd.	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries	Associates of the Company and also subsidiaries of Huaneng Group
Other government-related enterprises**	Related parties of the Company

Cash deposits in related parties
	As at 31 December
	2017	2016
Deposits in Huaneng Finance
- Savings deposit	7,506,706	5,155,000
Deposits in Great Wall Securities
- Savings deposit	-	2

Total	7,506,706	5,155,002

Balances of accounts receivable, other receivables and assets due from related parties
	As at 31 December
	2017	2016

Due from Huaneng Group	860,941	708
Due from HIPDC	99	-
Due from joint ventures	360,442	806,112
Due from associates	89,083	-
Due from subsidiaries of Huaneng Group	196,621	319,224
Due from Huangtai #8 Power Plant	903,671	-

Total	2,410,857	1,126,044

Balances of accounts payable and other liabilities and other non-current liabilities due to related parties
	As at 31 December
	2017	2016

Due to Huaneng Group	260,306	12,232
Due to HIPDC	16,138	14,183
Due to joint ventures	336,170	325,590
Due to associates	5,751	263,154

Due to subsidiaries of Huaneng Group	4,239,688	4,145,595

Total	4,858,053	4,760,754

Related party transactions, procurement of goods and receiving services
	For the year ended 31 December
	2017	2016	2015
Huaneng Group
Technical services and engineering contracting services	-	-	50
Other purchases	446	451	-

Subsidiaries of Huaneng Group
Purchase of coal and transportation services	19,945,752	17,212,984	16,575,700
Technical services and engineering contracting services	1,024,369	1,055,251	769,176
Purchase of equipment	347,163	483,058	302,387
Purchase of power generation quota	-	195,528	287,779
Other purchases	716	6,472	7,073

Joint ventures of the Company
Purchase of coal and transportation services	2,054,209	2,150,844	1,816,954
Entrusting other parties for power generation	28,953	-	-

An associate of the Company Other purchases	27,732	43,808	44,591

Related party transactions, sales of goods and providing services
	For the year ended 31 December
	2017	2016	2015
Huaneng Group
Service provided	907	-	-

HIPDC
Service provided	520	-	-

Subsidiaries of Huaneng Group
Sales of power generation quota	-	1,165	135,085
Sales of goods	1,114,347	-	-
Other sales	15,247	189,914	40,780
Service provided	25,229	31,135	50,627
Provision of entrusted power generation	58,639	-	-

Joint ventures of the Company
Service provided	319,844	59,049	133,332
Other sales	407,697	9,490	23,003

Other related party
Provision of entrusted power generation	-	-	33,129

Related party transactions, other related party transactions
		For the year ended 31 December
		2017	2016	2015
(1)	Rental charge on leasehold
	HIPDC	106,885	157,264	161,941
	Subsidiaries of Huaneng Group	141,542	128,932	130,591
	A joint venture of the Company	2,128	-	-

(2)	Rental income from leasehold
	A joint venture of the Company	7,448	7,750	10,759
	Subsidiaries of Huaneng Group	2,509	5,724	9,115

(3)	Drawdown of loans
	Subsidiaries of Huaneng Group	15,374,480	4,035,000	2,660,500
	HIPDC	-	210	-
	Huaneng group	665,225	-	-

(4)	Interest expense on loans
	Huaneng group	33,481	30,514	32,573
	HIPDC	10	13,136	114,687
	Subsidiaries of Huaneng Group	589,012	217,098	158,695

(5)	Interest income on loans
	A joint venture of the Company	3,329	3,488	4,572
	An associate of the Company	917	-	-
	A Subsidiary of Huaneng Group	4,344	-	-

		For the year ended 31 December
		2017	2016	2015
(6)	Capital injection from a subsidiary of Huaneng Group
	A subsidiary of Huaneng Group	274,752	-	286,312

(7)	Capital injection
	A subsidiary of Huaneng Group	-	157,500	683,550
	An associate of the Company	52,200	100,418	206,230
	Joint ventures of the Company	249,716	18,200	-

(8)	Pre-construction cost paid by
	A subsidiary of Huaneng Group	23,529	765	12,254
	An joint venture of the Company	179	-

(9)	Finance lease payments received from
	A subsidiary of Huaneng Group	-	2,960,000	100,000

(10)	Entrusted management fee
	Huaneng Group	13,453	24,950	24,950

(11)	Trusteeship management income
	Huaneng Group	1,518	1,700	1,700

(12)	Net proceeds received from investee with significant influence
	Huangtai #8 Power Plant	72,920	-	-

(13)	Finance lease to investee with significant influence
	Huangtai #8 Power Plant	86,946	-	-

(14)	Interest income from finance lease
	Huangtai #8 Power Plant	11,626	-	-

(15)	Acquisition consideration
	In 2017, the Company acquired subsidiaries from Huaneng Group, please refer to Note 40(a) for details of the acquisition consideration.

(16)	Disposal subsidiaries
	In 2017, the Company disposed Taishan Power Limited Company to a subsidiary of Huaneng Group, please refer to Note 6 for details.

Guarantees
			As at 31 December
			2017	2016

(i	)	Long-term loans guaranteed by
		- Huaneng Group	1,675,147	565,992
		- HIPDC	2,099,600	2,142,000
(ii	)	Long-term bonds guaranteed by
		- HIPDC	4,000,000	4,000,000
		- Government-related banks	-	3,300,000

Pre-tax benefits and social insurance of key management personnel
	For the year ended 31 December
	2017	2016	2015

Salaries	7,676	8,225	9,064
Pension	1,511	1,521	1,470

Total	9,187	9,746	10,534

Related party capital commitments
	As at 31 December
	2017	2016

Subsidiaries of Huaneng Group	290,041	439,571

Related party fuel purchase and transportation commitments
	As at 31 December
	2017	2016

Subsidiaries of Huaneng Group	1,111,649	963,306
A joint venture of the Company	279,408	291,032

Total	1,391,057	1,254,338

Related party operating lease commitments
	As at 31 December
	2017	2016

Subsidiaries of Huaneng Group	171,804	286,340
HIPDC	76,202	65,554

Total	248,006	351,894